SHORT-TERM AND LONG-TERM LOANS (Narrative) (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
SHORT-TERM AND LONG-TERM LOANS
Short-term loans	$ 1,412	$ 1,391
RMB-denominated bank borrowing
SHORT-TERM AND LONG-TERM LOANS
Short-term loans	$ 1,412		¥ 10
Debt maturity period	1 year
Annual interest rate	3.45%	3.10%	3.45%